FAIR VALUE MEASUREMENTS, Gross Holding Gains and Fair Value of Held-to-maturity, FINTECH ACQUISITION CORP. II (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash [Member]
Debt Securities, Held-to-maturity [Abstract]
Cash held in the trust account	$ 6,050	$ 0
U.S. Treasury Securities [Member]
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost	175,877,136	0
Gross Holding Losses	(80,806)	0
Fair Value	$ 175,796,330	$ 0
Maturity date	Jan. 18, 2018